Long-term debt and credit facilities (Tables)	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Summary of Components of Long-Term Debt

The components of long-term debt were as follows:

	March 31, 2016	March 31, 2015
Term loan	$100,781	$110,938
Unamortized debt discount	(2,847)	(4,440)
Current portion of long-term debt	(12,500)	(10,156)
Asset-based loan	10,000	—

	$95,434	$96,342

Long-Term Debt Repayments for Next Five Years

Long-term debt repayments for each of the next five years are as follows:

	Fiscal year ending March 31,
	2017	2018	2019	2020	2021	Total
Long-term debt principal	$12,500	$98,281	$—	$—	$—	$110,781
Future interest obligations on long-term debt	$10,525	$7,640	$—	$—	$—	$18,165